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SECAttorney.com

November 16, 2005

Filed via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Wah King Invest Corp.

To Whom It May Concern:

On behalf of Wah King Invest Corp., Commission File number 000-27097, I enclose Form 10-KSB Annual Report under Section 13 or 15(d) of the Securities Exchange Act of 1934 for the Year Ended July 31, 2005. If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum

Jerry Gruenbaum. Esquire